Tax expense/(benefit) - Summary of tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	€ 804	€ 1,070	€ 3,405
Deferred tax expense/(benefit)	(5,050)	(2,503)	559
Tax (benefit)/expense relating to prior period	(27)	(55)	(171)
Total Tax expense/(benefit)	(4,273)	(1,488)	3,793
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments for deferred tax of prior periods	€ 0	€ 372	€ 173